Cover	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	D-Wave Quantum Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001907982
Amendment Flag	false